Software, Net - Additional Information (Detail) - Software Licenses and Implementation Costs [Member] ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Capitalized Computer Software Net [Line Items]
Amortization expense	₨ 11,684	$ 179	₨ 10,536	₨ 8,083
Estimated amortization expense, 2019	16,642
Estimated amortization expense, 2020	14,633
Estimated amortization expense, 2021	₨ 8,527